Intangible assets, net - Estimated amortization expense of existing intangible assets (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Estimated amortization expense of existing intangible assets
Nine months ending December 31, 2024	¥ 803
2025	1,093
2026	864
2027	621
2028	269
Thereafter	590
Total	¥ 4,240	¥ 4,247